Columbia Variable Portfolio – Small Company Growth Fund
First Quarter Report
March 31, 2024 (Unaudited)
Please remember that you may not buy (nor will you own) shares of the Fund directly. The Fund is available through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies as well as qualified pension and retirement plans. Please contact your financial advisor or insurance representative for more information.

Not FDIC or NCUA Insured	No Financial Institution Guarantee	May Lose Value

Portfolio of Investments
Columbia Variable Portfolio – Small Company Growth Fund, March 31, 2024 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities

Common Stocks 98.5%
Issuer	Shares	Value ($)
Communication Services 1.1%
Entertainment 1.1%
Atlanta Braves Holdings, Inc., Class C(a)	94,520	3,691,951
Total Communication Services		3,691,951
Consumer Discretionary 15.7%
Broadline Retail 1.6%
Global-e Online Ltd.(a)	63,237	2,298,665
Ollie’s Bargain Outlet Holdings, Inc.(a)	38,370	3,053,101
Total		5,351,766
Diversified Consumer Services 0.5%
Duolingo, Inc.(a)	7,964	1,756,699
Hotels, Restaurants & Leisure 9.6%
Cava Group, Inc.(a)	100,427	7,034,911
Churchill Downs, Inc.	22,118	2,737,103
Dave & Buster’s Entertainment, Inc.(a)	112,806	7,061,656
Dutch Bros, Inc., Class A(a)	134,847	4,449,951
Kura Sushi USA, Inc., Class A(a)	51,084	5,882,833
Texas Roadhouse, Inc.	37,342	5,768,219
Total		32,934,673
Household Durables 1.0%
Installed Building Products, Inc.	12,780	3,306,569
Specialty Retail 3.0%
Floor & Decor Holdings, Inc., Class A(a)	38,654	5,010,332
Valvoline, Inc.(a)	121,011	5,393,460
Total		10,403,792
Total Consumer Discretionary		53,753,499
Consumer Staples 3.0%
Beverages 1.2%
Celsius Holdings, Inc.(a)	49,686	4,119,963
Consumer Staples Distribution & Retail 1.8%
Casey’s General Stores, Inc.	7,961	2,535,180
Sprouts Farmers Market, Inc.(a)	54,406	3,508,099
Total		6,043,279
Total Consumer Staples		10,163,242
Common Stocks (continued)
Issuer	Shares	Value ($)
Energy 5.3%
Energy Equipment & Services 2.2%
ChampionX Corp.	104,448	3,748,639
Tidewater, Inc.(a)	39,461	3,630,412
Total		7,379,051
Oil, Gas & Consumable Fuels 3.1%
Antero Resources Corp.(a)	122,500	3,552,500
Northern Oil & Gas, Inc.	78,076	3,098,056
Permian Resources Corp.	169,287	2,989,608
Uranium Energy Corp.(a)	171,178	1,155,451
Total		10,795,615
Total Energy		18,174,666
Financials 2.4%
Financial Services 0.6%
Flywire Corp.(a)	89,809	2,228,161
Insurance 1.8%
Oscar Health, Inc., Class A(a)	54,576	811,545
RLI Corp.	16,728	2,483,606
Skyward Specialty Insurance Group, Inc.(a)	72,825	2,724,384
Total		6,019,535
Total Financials		8,247,696
Health Care 21.4%
Biotechnology 5.6%
Beam Therapeutics, Inc.(a)	31,215	1,031,344
Biohaven Ltd.(a)	12,224	668,530
Immunome, Inc.(a)	35,013	864,121
Natera, Inc.(a)	112,781	10,314,950
Revolution Medicines, Inc.(a)	37,983	1,224,192
Scholar Rock Holding Corp.(a)	51,965	922,898
SpringWorks Therapeutics, Inc.(a)	15,576	766,651
Syndax Pharmaceuticals, Inc.(a)	69,612	1,656,766
Viking Therapeutics, Inc.(a)	20,467	1,678,294
Total		19,127,746

Columbia Variable Portfolio – Small Company Growth Fund  | First Quarter Report 2024

Portfolio of Investments  (continued)
Columbia Variable Portfolio – Small Company Growth Fund, March 31, 2024 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Health Care Equipment & Supplies 4.3%
Glaukos Corp.(a)	45,861	4,324,234
ICU Medical, Inc.(a)	41,244	4,426,306
LivaNova PLC(a)	57,477	3,215,263
Shockwave Medical, Inc.(a)	9,163	2,983,748
Total		14,949,551
Health Care Providers & Services 4.0%
Addus HomeCare Corp.(a)	26,389	2,727,039
Chemed Corp.	9,755	6,262,027
R1 RCM, Inc.(a)	144,390	1,859,743
Universal Health Services, Inc., Class B	15,318	2,794,923
Total		13,643,732
Health Care Technology 0.7%
GoodRx Holdings, Inc., Class A(a)	320,773	2,277,488
Life Sciences Tools & Services 5.9%
10X Genomics, Inc., Class A(a)	61,915	2,323,670
Adaptive Biotechnologies Corp.(a)	109,064	350,096
Bio-Techne Corp.	111,960	7,880,864
Bruker Corp.	19,329	1,815,766
Caris Life Sciences, Inc.(a),(b),(c),(d)	308,642	1,006,173
DNA Script(a),(b),(c),(d)	1,585	316,158
MaxCyte, Inc.(a)	156,483	655,664
Repligen Corp.(a)	32,873	6,046,002
Total		20,394,393
Pharmaceuticals 0.9%
EyePoint Pharmaceuticals, Inc.(a)	76,701	1,585,409
Intra-Cellular Therapies, Inc.(a)	22,094	1,528,905
Total		3,114,314
Total Health Care		73,507,224
Industrials 25.6%
Aerospace & Defense 2.7%
BWX Technologies, Inc.	62,565	6,420,420
Kratos Defense & Security Solutions, Inc.(a)	154,551	2,840,648
Total		9,261,068
Common Stocks (continued)
Issuer	Shares	Value ($)
Building Products 3.2%
AAON, Inc.	65,870	5,803,147
AZEK Co., Inc. (The)(a)	34,534	1,734,297
AZZ, Inc.	15,024	1,161,505
Trex Company, Inc.(a)	21,385	2,133,154
Total		10,832,103
Commercial Services & Supplies 2.3%
ACV Auctions, Inc., Class A(a)	100,837	1,892,711
Casella Waste Systems, Inc., Class A(a)	61,613	6,091,677
Total		7,984,388
Electrical Equipment 1.9%
Atkore, Inc.	19,325	3,678,707
nVent Electric PLC	37,252	2,808,801
Total		6,487,508
Ground Transportation 5.4%
Lyft, Inc., Class A(a)	63,228	1,223,462
RXO, Inc.(a)	156,939	3,432,256
Saia, Inc.(a)	5,750	3,363,750
XPO, Inc.(a)	85,933	10,486,404
Total		18,505,872
Professional Services 2.1%
Exponent, Inc.	33,909	2,803,935
MAXIMUS, Inc.	53,041	4,450,140
Total		7,254,075
Trading Companies & Distributors 8.0%
Core & Main, Inc., Class A(a)	181,793	10,407,649
FTAI Aviation Ltd.	134,389	9,044,380
SiteOne Landscape Supply, Inc.(a)	45,891	8,010,274
Total		27,462,303
Total Industrials		87,787,317
Information Technology 19.4%
Communications Equipment 1.3%
Harmonic, Inc.(a)	198,233	2,664,251
InterDigital, Inc.	16,262	1,731,253
Total		4,395,504
Columbia Variable Portfolio – Small Company Growth Fund  | First Quarter Report 2024

Portfolio of Investments  (continued)
Columbia Variable Portfolio – Small Company Growth Fund, March 31, 2024 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Electronic Equipment, Instruments & Components 1.1%
908 Devices, Inc.(a)	259,457	1,958,900
Vontier Corp.	42,469	1,926,394
Total		3,885,294
IT Services 1.3%
Couchbase, Inc.(a)	172,816	4,546,789
Semiconductors & Semiconductor Equipment 5.5%
Aehr Test Systems(a)	120,939	1,499,644
Astera Labs, Inc.(a)	2,500	185,475
Axcelis Technologies, Inc.(a)	18,024	2,010,036
Impinj, Inc.(a)	22,346	2,869,450
Lattice Semiconductor Corp.(a)	21,140	1,653,782
Onto Innovation, Inc.(a)	27,920	5,055,754
Rambus, Inc.(a)	73,962	4,571,591
SiTime Corp.(a)	10,010	933,232
Total		18,778,964
Software 9.4%
BILL Holdings, Inc.(a)	24,833	1,706,524
Gitlab, Inc., Class A(a)	41,132	2,398,818
Marathon Digital Holdings, Inc.(a)	73,823	1,666,923
MicroStrategy, Inc., Class A(a)	3,094	5,273,909
Procore Technologies, Inc.(a)	72,865	5,987,317
SentinelOne, Inc., Class A(a)	32,531	758,298
Sprout Social, Inc., Class A(a)	25,524	1,524,038
SPS Commerce, Inc.(a)	12,723	2,352,483
Tenable Holdings, Inc.(a)	88,126	4,356,068
Varonis Systems, Inc.(a)	93,271	4,399,593
Workiva, Inc., Class A(a)	19,195	1,627,736
Total		32,051,707
Common Stocks (continued)
Issuer	Shares	Value ($)
Technology Hardware, Storage & Peripherals 0.8%
Super Micro Computer, Inc.(a)	2,857	2,885,656
Total Information Technology		66,543,914
Materials 4.6%
Chemicals 2.3%
Aspen Aerogels, Inc.(a)	150,199	2,643,502
Balchem Corp.	34,307	5,315,870
Total		7,959,372
Construction Materials 1.0%
Knife River Corp.(a)	40,864	3,313,253
Metals & Mining 1.3%
Osisko Gold Royalties Ltd.	163,917	2,691,517
Triple Flag Precious Metals Corp.	116,335	1,681,041
Total		4,372,558
Total Materials		15,645,183
Total Common Stocks (Cost $278,086,390)		337,514,692

Money Market Funds 1.0%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 5.543%(e),(f)	3,394,511	3,393,833
Total Money Market Funds (Cost $3,393,762)		3,393,833
Total Investments in Securities (Cost: $281,480,152)		340,908,525
Other Assets & Liabilities, Net		1,708,781
Net Assets		342,617,306

Columbia Variable Portfolio – Small Company Growth Fund  | First Quarter Report 2024

Portfolio of Investments  (continued)
Columbia Variable Portfolio – Small Company Growth Fund, March 31, 2024 (Unaudited)
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)
Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At March 31, 2024, the total value of these securities amounted to $1,322,331, which represents 0.39% of total net assets.

(c)
Denotes a restricted security, which is subject to legal or contractual restrictions on resale under federal securities laws. Disposal of a restricted investment may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult to achieve. Private placement securities are generally considered to be restricted, although certain of those securities may be traded between qualified institutional investors under the provisions of Section 4(a)(2) and Rule 144A. The Fund will not incur any registration costs upon such a trade. These securities are valued at fair value determined in good faith under consistently applied procedures approved by the Fund’s Board of Trustees. At March 31, 2024, the total market value of these securities amounted to $1,322,331, which represents 0.39% of total net assets. Additional information on these securities is as follows:

Security	Acquisition Dates	Shares	Cost ($)	Value ($)
Caris Life Sciences, Inc.	05/11/2021	308,642	2,502,312	1,006,173
DNA Script	10/01/2021	1,585	1,382,080	316,158
			3,884,392	1,322,331

(d)	Valuation based on significant unobservable inputs.
(e)	The rate shown is the seven-day current annualized yield at March 31, 2024.
(f)
As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended March 31, 2024 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 5.543%
	2,568,239	47,120,667	(46,294,909)	(164)	3,393,833	83	94,226	3,394,511
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Columbia Variable Portfolio – Small Company Growth Fund  | First Quarter Report 2024

You may at any time request, free of charge, to receive a paper copy of this report by calling 800.345.6611.
1QT7025_12_C01_(05/24)